License Agreements	12 Months Ended
Dec. 31, 2011
License Agreements [Abstract]
License Agreements
15.	License Agreements

TSO

In addition to the OvaMed Agreements acquired pursuant to the Asphelia Asset Purchase (see Note 7), the Company also entered into the following agreements relating to TSO:

Terms of Agreement and Collaboration Agreement with OvaMed and Falk

In December 2011, the Company entered into a binding Terms of Agreement with Falk and OvaMed to agree to enter into a collaboration agreement relating to the development of TSO for Crohn’s disease (the “Collaboration Agreement”). In March 2012, the parties entered into the Collaboration Agreement under which Falk granted the Company exclusive rights and licenses under certain Falk patent rights, pre-clinical data, and clinical data from Falk’s clinical trials of TSO in Crohn’s disease, including the ongoing Falk Phase 2 clinical trial, for use in North America, South America and Japan. In exchange, the Company granted Falk exclusive rights and licenses to its pre-clinical data and data from planned clinical trials of TSO in Crohn’s disease for use in Europe.

In addition, the Company agreed to pay Falk a total of €5 million (approximately $6.5 million) after receipt of certain preclinical and clinical data, all of which is currently expected to be paid by the first half of 2013, and a royalty equal to 1% of net sales of TSO in North America, South America and Japan.

Under the Collaboration Agreement, a Steering Committee comprised of Coronado, Falk and OvaMed representatives will oversee the development program, under which Coronado and Falk will each be responsible for clinical testing on approximately 50% of the total number of patients required for regulatory approval of TSO for Crohn’s disease in the United States and Europe and will share in certain preclinical development costs.

The Collaboration Agreement may be terminated by either Falk or Coronado if the other party fails to cure a material breach under the agreement, subject to prior notice and the opportunity to cure, if the other party is subject to bankruptcy proceedings or if the terminating party terminates all development of TSO.

CNDO–109

In November 2007, the Company entered into a license agreement with UCL Business PCL (“UCLB”) under which the Company received an exclusive, worldwide license to develop and commercialize CNDO–109 for the treatment of cancer-related and other conditions. In consideration for the license, the Company made upfront payments totaling $0.1 million and may be required to make future milestone payments totaling up to approximately $22 million upon the achievement of various milestones related to regulatory or commercial events. In March 2012, the Company recognized a milestone payment of $250,000 to UCLB related to its February 2012 IND filing for CNDO 109. In the event that CNDO–109 is commercialized, the Company is obligated to pay to UCLB annual royalties ranging from 3% to 5% based upon various levels of net sales of the product. Under the terms of the agreement, the Company must use diligent and reasonable efforts to develop and commercialize CNDO–109 worldwide.

Under the terms of the license agreement, the Company is allowed to grant sublicenses to third parties without the prior approval of UCLB. In the event that the Company sublicenses CNDO–109 to a third party, the Company is obligated to pay to UCLB all or a portion of the royalties the Company receives from the sublicensee.

Unless earlier terminated, the agreement terminates upon the expiration of the last licensed patent right. Either party may terminate the agreement in the event of material breach by the other party, subject to prior notice and the opportunity to cure, or in the event the other party enters into bankruptcy or is dissolved for any reasons other than in connection with a merger or acquisition. UCLB may terminate the license agreement if the Company, or its affiliates, commence or assist in legal proceedings to challenge the validity or ownership of the patents licensed to the Company under the agreement, or if the Company markets or sells a competing product without UCLB’s prior written consent. In addition, the Company may terminate the agreement upon 30 days written notice to UCLB.

CNDO—101

In June 2007, the Company entered into a license agreement with GEM Pharmaceuticals, LLC under which the Company received an exclusive, worldwide license to develop and commercialize a family of anthracycline compounds, including the compound CNDO-101, for the treatment of cancer-related conditions. This agreement was terminated by the Company in November 2010.

BcL—2

In November 2006, the Company entered into a license agreement with the Burnham Institute for Medical Research (“Burnham”) and amended this license agreement in November 2007 for the exclusive, worldwide rights to several BcL-2 inhibitor compounds, including BcL-2, for the treatment of cancer and other diseases driven by increases in BcL-2 pro-survival proteins. In 2010, in consideration for the initial license, the Company paid the Burnham an up-front fee of $50,000 and, in connection with the amendment of the license agreement to add additional compounds discovered under the terms of our sponsored research arrangement with the Burnham, the Company made an additional payment of $25,000 to the Burnham. In February 2011, the Company provided Burnham with written notice which terminated the licenses on May 10, 2011.